Others	6 Months Ended
Jun. 30, 2025
Others [Abstract]
Others	Others
12(1)    Capital management
The Group’s objectives of capital management are to ensure the Group’s sustainable operation and to maintain an optimal capital structure to reduce the cost of capital and provide returns for shareholders. In order to maintain or adjust to optimal capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as total liabilities divided by total equity.
As of December 31, 2024 and June 30, 2025, the Group’s gearing ratios are as follows:

	December 31, 2024	June 30, 2025
Total liabilities	$34,158	$39,528
Total equity	$147,015	$150,626
Gearing ratio	0.23	0.26
12(2)    Financial instruments
A.Financial instruments by category

	December 31, 2024	June 30, 2025
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$2,746	$6,153
Financial assets at amortized cost
Cash and cash equivalents	$127,121	$125,337
Current financial assets at amortized cost	36,000	36,300
Accounts receivable	7,902	8,560
Other receivables	352	407
Guarantee deposits paid	146	220
	$171,521	$170,824

	December 31, 2024	June 30, 2025
Financial liabilities
Financial liabilities at fair value through profit or loss
Earnout liabilities	$—	$158
Warrant liabilities	1,793	757
	$1,793	$915
Financial liabilities at amortized cost
Other payables (including related parties)	$11,702	$13,337
Lease liabilities	$510	$722
B.Financial risk management policies
(a)The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial position and financial performance.
(b)Risk management is carried out by the Group’s finance department under policies approved by the management team. The Group’s finance department identifies, evaluates and hedges financial risks in close co-operation with the Group’s operating units.
C.Significant financial risks and degrees of financial risks
(a)Market risk
Foreign exchange risk
i.The Group operates internationally and is exposed to exchange rate risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the USD, JPY, RMB and EUR. Exchange rate risk arises from future commercial transactions and recognized assets and liabilities.
ii.The Group’s business involves some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: JPY, RMB and EUR). The information of and sensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2024
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Sensitivity analysis
					Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$103,569	0.0305	$3,159	$3,159	1%	$32
EUR:USD	298	1.0411	310	310	1%	3
JPY:USD	201,668	0.0064	1,291	1,291	1%	13
USD:CNY	320	7.3225	2,343	320	1%	3
Financial liabilities
Monetary items
EUR:USD	197	1.0411	205	205	1%	2
USD:JPY	100	156.22	15,622	100	1%	1

	June 30, 2025
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Sensitivity analysis
					Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$192,210	0.0341	$6,554	$6,554	1%	$66
EUR:USD	84	1.1723	98	98	1%	1
JPY:USD	135,700	0.0069	936	936	1%	9
USD:CNY	159	7.1621	1,139	159	1%	2
Financial liabilities
Monetary items
EUR:USD	246	1.1723	288	288	1%	3
USD:JPY	93	144.05	13,397	93	1%	1
iii.The total exchange (loss) gain, including realized and unrealized, arising from significant foreign exchange variation on the monetary items held by the Group for the six months ended June 30, 2024 and 2025, amounted to $(337) and $544, respectively.

(b)Credit risk
i.Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms and the contract cash flow of financial assets at amortized cost and at fair value through profit or loss.
ii.The Group’s credit risk was mainly arising from bank deposits, trade receivables, other financial assets and deposits. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions to mitigate the risk of financial loss from defaults. The majority of cash and cash equivalents as well as current financial assets at amortized cost and at fair value through profit or loss are held with financial institutions with a rating of ‘A’.
iii.The default occurs when the contract payments are past due over 180 days.
iv.The Group adopts following assumptions under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition:
If the contract payments were past due over 30 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.
v.The following indicators are used to determine whether the credit impairment of accounts receivable has occurred:
(i)It becomes probable that the issuer will enter bankruptcy or other financial reorganization due to their financial difficulties;
(ii)Default or delinquency in principal repayments.
vi.The Group classifies customers’ accounts receivable in accordance with geographic area and credit rating of customer. The Group applies the modified approach to estimate expected credit loss under the provision matrix basis.
vii.The Group wrote-off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights.
viii.The Group used the territory economic forecasts to adjust historical and timely information to assess the default possibility of accounts receivable.
ix.As of December 31, 2024 and June 30, 2025, the provision matrix is as follows:

December 31, 2024	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

June 30, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.04%~0.21%	2.05%~14.71%	2.26%~23.88%	9.94%~93.88%	100%
Total book value	$8,212	$100	$243	$46	$45	$8,646
Loss allowance	5	7	14	27	33	86
x.Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

Accounts receivable
At December 31, 2024	$266
Reversal of impairment loss	(67)
Write-offs	(113)
At June 30, 2025	$86
xi.The loss amounts of accounts receivable allowance using simplified method were de minimis, thus, the loss was not recognized as at December 31, 2024 and June 30, 2025.
(c)Liquidity risk
i.Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance department. The Group’s finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.
ii.Surplus cash held by the operating entities over and above balance required for working capital management are managed by the Group’s finance department. The Group’s finance department invests surplus cash in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient head-room as determined by the above-mentioned forecasts. As at December 31, 2024 and June 30, 2025, the Group held demand deposits, time deposits and money market position of $161,992 and $164,590, respectively. The Group manages liquidity risk by ensuring that these balances are available to meet short-term cash needs. Time deposits withdrawn early receive a lower interest rate through the withdrawal date compared to the stated interest rate applicable on the nominal maturity date. However, there are no significant risk of change in value as a result of an early withdrawal for time deposits classified as cash equivalents.
iii.The table below analyses the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2024	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,793	$—
Other payables (including related parties)	11,702	—	—
Lease liabilities (Note)	409	109	—

Non-derivative financial liabilities: June 30, 2025	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$158	$757	$—
Other payables (including related parties)	13,337	—	—
Lease liabilities (Note)	472	266	—
Note: The amount included the interest of estimated future payments.
12(3)    Fair value information
A.The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.The fair value of the Group’s investment in money market funds is included in Level 1.
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: Unobservable inputs for the asset or liability.
B.The carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, other payables (including related parties) and lease liabilities) are approximate to their fair values.
C.The related information of financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the liabilities at December 31, 2024 and June 30, 2025 are as follows:
(a)The related information of natures of the assets and liabilities is as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$2,746	$—	$—	$2,746
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,793	$—	$—	$1,793

June 30, 2025	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$6,153	$—	$—	$6,153
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Earnout liabilities	$—	$—	$158	$158
Warrant liabilities	757	—	—	757
	$757	$—	$158	$915
(b)The methods and assumptions the Group used to measure fair value are as follows:
i.Except those mentioned in point (ii) ~ (iv) below, the carrying amounts of the Group’s financial instruments not measured at fair value (including cash and cash equivalents, current financial assets at amortized cost, accounts receivable, other receivables (including related parties), guarantee deposits paid, other payables (including related parties) and lease liabilities) are approximate to their fair values. The fair value information of financial instruments measured at fair value is provided in Note 12(2).
ii.The instruments the Group used market quoted price as their fair values (that is, Level 1) are listed below by characteristics:

	Open-end fund	Perfect Public Warrants
Market quoted price	Net asset value	Closing price
iii.Fair value of the Perfect Public Warrants is determined based on market quotation price.
iv.Fair value of the Earnout liabilities is measured by using appropriate option pricing models (i.e. Black-Scholes model).

D.The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:

	Fair value at June 30, 2025 (Note)	Valuation technique	unobservable input	Relationship of inputs to fair value
Compound instrument:
Earnout liabilities	$158	Option Pricing Method	Discount rate	The higher the discount rate, the lower the fair value
			Forecast Annual Revenue	The higher the forecast annual revenue, the higher the fair value
(Note) The fair value of the earnout liabilities was determined in connection with the purchase price allocation as of January 7, 2025 (the acquisition date). There was no material change in the fair value between January 7, 2025 and June 30, 2025.
E.The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss from financial liabilities categorized within Level 3 if the inputs used to valuation models have changed:

			June 30, 2025 (Note)
			Recognized in profit or loss
	Input	Change	Favourable change	Unfavourable change
Earnout liabilities
	Discount rate	±1%	$6	$(6)
	Forecast annual revenue	±1%	$12	$(12)
(Note) The fair value of the earnout liabilities was determined in connection with the purchase price allocation as of January 7, 2025 (the acquisition date). There was no material change in the fair value between January 7, 2025 and June 30, 2025.
F.For the year ended December 31, 2024, all units of Private Placement Warrants and Forward Purchase Warrants had been converted into Public Warrants. Therefore, the Company transferred the fair value from Level 2 into Level 1.
G.For the year ended December 31, 2024 and six months ended June 30, 2025, there was no transfer into or out from Level 3.